Cover	Jun. 09, 2022
Cover [Abstract]
Entity Registrant Name	INNOVATION PHARMACEUTICALS INC.
Entity Central Index Key	0001355250
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 09, 2022
Entity File Number	001-37357
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	30-0565645
Entity Address Address Line 1	301 Edgewater Place
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Wakefield
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01880
City Area Code	978
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	921-4125